Taxes - Components of Provision (benefit) for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
Federal	$ 2,187	$ 3,630	$ 7,451
Foreign	267	200	148
State and Local	741	677	842
Total	3,195	4,507	8,441
Deferred
Federal	175	(14,360)	(933)
Foreign	30	(66)	(2)
State and Local	184	(37)	(128)
Total	389	(14,463)	(1,063)
Total income tax provision (benefit)	$ 3,584	$ (9,956)	$ 7,378